Investments in associates	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Investments in associates
16. Investments in associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2024		2023

Million US dollar	Castel	Anadolu Efes	Castel	Anadolu Efes

Balance at 1 January	3 482	164	3 293	171
Effect of movements in foreign exchange	(303)	(128)	107	(63)
Dividends received	(158)	(10)	(22)	(10)
Share of results of associates	104	84	104	66
Exceptional share of results of associates	-	104	-	-
Balance at 31 December	3 125	214	3 482	164
Summarized financial information of the company’s material associates is as follows:

	2024		2023

Million US dollar	Castel	Anadolu Efes	Castel	Anadolu Efes

Current assets	3 411	3 542	3 854	3 028
Non-current assets	4 520	6 361	4 168	3 590
Current liabilities	(1 997)	(2 985)	(2 012)	(2 462)
Non-current liabilities	(586)	(2 066)	(540)	(1 408)
Non-controlling interests	(561)	(2 424)	(647)	(1 457)
Net assets¹	4 788	2 428	4 823	1 291

Revenue	5 329	6 421	5 273	4 561
Profit (loss)	654	1 214	585	481
Other comprehensive income (loss)	(206)	(1 853)	83	212
Total comprehensive income (loss)	448	(638)	668	693
The exceptional share of results of associates includes 104m US dollar impact from our associate Anadolu Efes’ adoption of IAS 29 hyperinflation accounting on their 2023 results – see Note 8
Exceptional items
.

In 2024, associates that are not individually material contributed 141m US dollar to the results of investment in associates (31 December 2023: 126m US dollar
; 31 December 2022: 106m US dollar).
In December 2024, the company sold its share in associate Ghost Beverages LLC and recognized a exceptional gain on asset disposal of 437m US dollar – see Note 8
Exceptional items
.
Additional information related to the significant associates is presented in Note 3
4
AB InBev Companies
.